Document And Entity Information	3 Months Ended
Mar. 31, 2011
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2012
Entity Registrant Name	Ensco plc
Entity Central Index Key	0000314808